Estimated Fair Value of Financial Instruments, Excluding Marketable Securities and Other Securities Investment and Affiliated Companies and Derivative Financinal Instruments (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2008 JPY (¥)	Mar. 31, 2011 Carrying amount JPY (¥)	Mar. 31, 2011 Carrying amount USD ($)	Mar. 31, 2010 Carrying amount JPY (¥)	Mar. 31, 2011 Estimated fair value USD ($)	Mar. 31, 2011 Estimated fair value JPY (¥)	Mar. 31, 2010 Estimated fair value JPY (¥)
Asset (Liability)
Cash and cash equivalents	$ 25,024	¥ 2,080,709	$ 22,439	¥ 1,865,746	¥ 2,444,280	¥ 1,628,547	¥ 2,080,709	$ 25,024	¥ 1,865,746	$ 25,024	¥ 2,080,709	¥ 1,865,746
Time deposits	2,452	203,874		392,724			203,874	2,452	392,724	2,452	203,874	392,724
Total finance receivables, net							8,680,882	104,400	8,759,826	107,896	8,971,523	9,112,527
Other receivables	3,682	306,201		360,379			306,201	3,682	360,379	3,682	306,201	360,379
Short-term borrowings	(38,232)	(3,179,009)		(3,279,673)			(3,179,009)	(38,232)	(3,279,673)	(38,232)	(3,179,009)	(3,279,673)
Long-term debt including the current portion							¥ (9,200,130)	$ (110,645)	¥ (9,191,490)	$ (111,544)	¥ (9,274,881)	¥ (9,297,904)